Cover	Aug. 21, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 21, 2026
Entity File Number	000-55181
Entity Registrant Name	TWINLAB CONSOLIDATED HOLDINGS, INC.
Entity Central Index Key	0001590695
Entity Tax Identification Number	46-3951742
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	304 Indian Trace #438
Entity Address, City or Town	Weston
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33326
City Area Code	(561)
Local Phone Number	443-4301
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable